Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Billions				1 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 17, 2021	Nov. 30, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Mar. 31, 2022 GBP (£) business_unit	Mar. 31, 2021 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Gains on disposals of investments					£ 511	£ 0
Income from insurance recovery					47
Number of business units | business_unit							6
Cost efficiency programme
Disclosure Of Exceptional Items [Line Items]
Cost efficiency programme, annual savings target				£ 400
Cost efficiency programme, period				3 years
The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed			100.00%
Consideration received	£ 3,100	$ 3.9
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Gains on disposals of investments					511
Expense of restructuring activities					61	24
Transaction, separation and integration costs					65	137
Cash outflows relating to transaction, separation and integration costs					59
Income from insurance recovery					33
Cash inflows relating to insurance recovery					33
Exceptional deferred tax arising on the change in UK corporation tax rate						484
Exceptional items | Cost efficiency programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities					61		£ 42
Cash outflows relating to restructuring activities					£ 38
Exceptional items | New operating model implementation costs
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities								£ 24
Cash outflows relating to restructuring activities						£ 12
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed			100.00%
Consideration received	£ 3,100	$ 3.9